DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Amounts recorded in respect of discontinued operations in the year ended December 31, 2014, 2013 and 2012 are as follows;

(in thousands of $)	2014	2013	2012
Operating revenues	—	1,840	89,747
Loss on sale of assets	—	(847)	(17,946)
Contingent rental expense	—	—	32,156
Impairment loss on vessels	—	—	27,316
Net loss from discontinued operations	—	(1,204)	(12,544)